NOTE PAYABLE (Details Narrative) - USD ($)				1 Months Ended					6 Months Ended
	Nov. 12, 2020	Nov. 04, 2020	Jul. 07, 2020	Nov. 20, 2020	Nov. 19, 2020	Oct. 28, 2020	May 06, 2020	Mar. 25, 2020	Sep. 30, 2020
Common stock shares issued upon conversion of debt				350,000	150,000				2,677,397
Debt instrument converted amount									$ 150,000
Maturity date	Oct. 28, 2021					Oct. 28, 2021
Interest rate	10.00%					10.00%
Secured Note [Member]
Secured note description							The note matures on September 5, 2020 and bears interest at 7% per annum. In the event of a default the obligation increase to 150% of the outstanding balance and the interest rate increases to 12%.	The note matures on July 24, 2020 and bears interest at 7% per annum. In the event of a default the obligation increase to 150% of the outstanding balance and the interest rate increases to 12%.
Face value							$ 50,000	$ 50,000
Maturity date							Sep. 05, 2020	Jul. 24, 2020
Interest rate							7.00%	0.07%
Series A Convertible Preferred Stock [Member]
Common stock shares issued upon conversion of debt	98,285	90,000	50,000		90,000
Debt instrument converted amount			$ 50,000